Equity (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value
a)	Issued capital and authorized shares, all registered and without par value

	Company’s capital is - R$	Common shares	Preferred shares
At December 31, 2018	2,209,415	928,965,058	326,631,190
At December 31, 2017	2,163,377	928,965,058	321,753,720

Schedule of Share Issuance Costs

December 31, 2017
Shared issued costs	68,596
Tax credits from income tax and social contribution	(23,320)

Shared issued costs, net	45,276

Schedule of Treasury Shares

	Number of shares	R$
At December 31, 2017	103,000	2,745
Purchased	447,000	12,179
Cancelled	(217,020)	(4,374)

At December 31, 2018	332,980	10,550